INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended October 31,
	2013	2012
Federal:
Current	$ -	$ -
Deferred	(2,489,000)	992,000
State:
Current	-	-
Deferred	3,000	32,000
Foreign:
Current	-	-
Adjustment to valuation allowance related to net deferred tax assets	2,486,000	(1,024,000)
Income tax provision (benefit)	$ -	$ -

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2013	2012
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$ 25,689,000	$ 24,284,000
Deferred Compensation	3,484,000	2,255,000
Deferred Revenue	404,000	404,000
Other	300,000	448,000
Subtotal	29,877,000	27,391,000

Less: valuation allowance	(29,877,000)	(27,391,000)
Deferred tax asset, net	$ -	$ -

Federal Income Tax Note [Table Text Block]
	Year Ended October 31,
	2013		2012
Income tax benefit at U.S. Federal statutory income tax rate	$(3,427,000)	(34.00%)	$(1,446,000)	(34.00%)
State income taxes	(6,000)	(.06%)	(2,000)	(.06%)
Permanent differences	294,000	2.92%	8,000.19%
Credits	-	-	(63,000)	(1.48%)
Expiring net operating losses, credits and other	250,000	2.48%	2,527,000	59.44%
Foreign rate difference on impairment	403,000	4.00%	-	-
Change in valuation allowance	2,486,000	24.66%	(1,024,000)	(24.09%)
Income tax provision	$ -	0%	$ -	0%